Long-Term Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	May 26, 2026	Dec. 31, 2025	Mar. 17, 2025
Long-Term Investments [Line Items]
Cash consideration	$ 4,086,600			$ 1,757,200
Equity loss	(600)	$ (2,400)
Loans receivable	777,200
Interest receivable	21,100
Principal amount	756,100
Quleduo [Member]
Long-Term Investments [Line Items]
Investments	2,280,000
Loans receivable	777,200
Interest receivable				$ 15,100
Fair value of investment	780,000
Investment in Quleduo [Member]
Long-Term Investments [Line Items]
Ownership percentage				25.00%
Investment, net	$ 2,280,000			$ 1,500,000
Investment in Quleduo [Member] | Quleduo [Member]
Long-Term Investments [Line Items]
Ownership percentage	33.63%
Equity loss	$ 600	2,400
Net loss	1,900	9,400
Wardour Studios [Member]
Long-Term Investments [Line Items]
Ownership percentage					50.00%
AIFlix [Member]
Long-Term Investments [Line Items]
Ownership percentage					50.00%
Investments	$ 50,000
Investment in Armonia [Member]
Long-Term Investments [Line Items]
Ownership percentage	30.00%		30.00%
Investments	$ 1,200,000
Principal amount	300,000
Investment, net	$ 1,500,000
Shares Purchase Agreement [Member]
Long-Term Investments [Line Items]
Cash consideration			$ 1,500,000